Cover Page	Jun. 01, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 01, 2022
Entity Registrant Name	Q2 HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36350
Entity Tax Identification Number	20-2706637
Entity Address, Address Line One	13785 Research Blvd
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78750
City Area Code	512
Local Phone Number	275-0072
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001410384
Amendment Flag	false